JPMorgan SmartSpendingSM 2015 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited)

Investments	Shares (000)	Value ($000)
INVESTMENT COMPANIES — 44.4%
Fixed Income — 31.7%
JPMorgan Corporate Bond Fund Class R6 Shares (a)	141	1,466
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	73	569
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	73	570
JPMorgan Floating Rate Income Fund Class R6 Shares (a)	43	384
JPMorgan High Yield Fund Class R6 Shares (a)	150	1,077
JPMorgan Income Fund Class R6 Shares (a)	77	733
JPMorgan Inflation Managed Bond Fund Class R6 Shares (a)	214	2,298
JPMorgan Managed Income Fund Class L Shares (a)	2	20
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	256	2,511

Total Fixed Income		9,628

U.S. Equity — 12.7%
JPMorgan Equity Index Fund Class R6 Shares (a)	64	3,846

TOTAL INVESTMENT COMPANIES (Cost $12,533)		13,474

EXCHANGE-TRADED FUNDS — 26.1%
Alternative Assets — 1.9%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	7	571

Fixed Income — 8.0%
JPMorgan High Yield Research Enhanced ETF (a)	31	1,603
JPMorgan U.S. Aggregate Bond ETF (a)	31	826

Total Fixed Income		2,429

International Equity — 13.0%
iShares Core MSCI Emerging Markets ETF	15	992
JPMorgan BetaBuilders International Equity ETF (a)	52	2,974

Total International Equity		3,966

U.S. Equity — 3.2%
iShares Russell 2000 ETF	2	382
iShares Russell Mid-Cap ETF	8	573
Total U.S. Equity		955

TOTAL EXCHANGE-TRADED FUNDS (Cost $6,915)		7,921

	Principal Amount ($000)
CORPORATE BONDS — 7.7%
Aerospace & Defense — 0.3%
Boeing Co. (The)
1.17%, 2/4/2023	5	5
1.43%, 2/4/2024	5	5
2.70%, 2/1/2027	32	32
3.45%, 11/1/2028	3	3
Leidos, Inc. 2.30%, 2/15/2031 (b)	11	10
Lockheed Martin Corp. 2.80%, 6/15/2050	7	7
Northrop Grumman Corp. 3.85%, 4/15/2045	7	8
Raytheon Technologies Corp. 2.25%, 7/1/2030	11	11

		81

Automobiles — 0.3%
General Motors Co. 6.80%, 10/1/2027	15	19
Hyundai Capital America
1.15%, 11/10/2022 (b)	17	17
2.65%, 2/10/2025 (b)	5	5
1.30%, 1/8/2026 (b)	5	5
2.38%, 10/15/2027 (b)	14	14
1.80%, 1/10/2028 (b)	5	5
Nissan Motor Acceptance Corp. 2.80%, 1/13/2022 (b)	22	22

		87

Banks — 0.9%
Bank of America Corp.
4.00%, 1/22/2025	21	23
(SOFR + 1.01%), 1.20%, 10/24/2026 (c)	11	11
(ICE LIBOR USD 3 Month + 1.51%), 3.71%, 4/24/2028 (c)	23	24
(SOFR + 1.93%), 2.68%, 6/19/2041 (c)	21	20
Bank of Montreal (Canada) (USD Swap Semi 5 Year + 1.28%), 4.34%, 10/5/2028 (c)	11	12
Citigroup, Inc.
3.88%, 3/26/2025	34	36
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.42%), 3.88%, 2/18/2026 (c) (d) (e)	5	5
(SOFR + 0.77%), 1.12%, 1/28/2027 (c)	5	5

JPMorgan SmartSpendingSM 2015 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
(ICE LIBOR USD 3 Month + 1.15%), 3.52%, 10/27/2028 (c)	11	12
(ICE LIBOR USD 3 Month + 1.17%), 3.88%, 1/24/2039 (c)	7	8
HSBC Holdings plc (United Kingdom) 6.10%, 1/14/2042	12	17
KeyCorp 2.25%, 4/6/2027	11	11
Mitsubishi UFJ Financial Group, Inc. (Japan) 3.74%, 3/7/2029	11	12
Wells Fargo & Co.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.45%), 3.90%, 3/15/2026 (c) (d) (e)	5	5
4.10%, 6/3/2026	11	12
(SOFR + 2.10%), 2.39%, 6/2/2028 (c)	11	11
(SOFR + 2.53%), 3.07%, 4/30/2041 (c)	21	21

		245

Beverages — 0.2%
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
3.50%, 6/1/2030	23	25
3.75%, 7/15/2042	14	14
Keurig Dr Pepper, Inc. 3.20%, 5/1/2030	11	12

		51

Biotechnology — 0.2%
AbbVie, Inc.
2.95%, 11/21/2026	3	3
3.20%, 11/21/2029	4	4
4.05%, 11/21/2039	32	37
Amgen, Inc. 3.15%, 2/21/2040	7	7
Gilead Sciences, Inc. 2.60%, 10/1/2040	11	10
Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/2030	7	6

		67

Building Products — 0.0% (f)
Masco Corp. 2.00%, 10/1/2030	7	7

Capital Markets — 0.5%
Charles Schwab Corp. (The)
Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.17%), 4.00%, 6/1/2026 (c) (d) (e)	5	5
Series H, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 3.08%), 4.00%, 12/1/2030 (c) (d) (e)	5	5
Goldman Sachs Group, Inc. (The)
(SOFR + 0.57%), 0.67%, 3/8/2024 (c)	13	13
4.25%, 10/21/2025	46	50
(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028 (c)	16	18
Macquarie Group Ltd. (Australia)
(SOFR + 1.07%), 1.34%, 1/12/2027 (b) (c)	10	10
Morgan Stanley
(SOFR + 0.46%), 0.53%, 1/25/2024 (c)	5	5
3.95%, 4/23/2027	14	16
(ICE LIBOR USD 3 Month + 1.43%), 4.46%, 4/22/2039 (c)	12	14

		136

Chemicals — 0.1%
LYB International Finance III LLC
1.25%, 10/1/2025	11	11
3.38%, 5/1/2030	5	5
Nutrition & Biosciences, Inc.
2.30%, 11/1/2030 (b)	11	11
3.47%, 12/1/2050 (b)	11	11
PPG Industries, Inc. 1.20%, 3/15/2026	5	5

		43

Commercial Services & Supplies — 0.0% (f)
Republic Services, Inc. 1.75%, 2/15/2032	15	14

Construction Materials — 0.0% (f)
Martin Marietta Materials, Inc. Series CB, 2.50%, 3/15/2030	7	7

Consumer Finance — 0.2%
Avolon Holdings Funding Ltd. (Ireland)
3.63%, 5/1/2022 (b)	5	5
5.50%, 1/15/2023 (b)	10	11
5.50%, 1/15/2026 (b)	14	15
2.13%, 2/21/2026 (b)	5	5
Capital One Financial Corp. 3.80%, 1/31/2028	11	12
General Motors Financial Co., Inc. 1.25%, 1/8/2026	9	9
Park Aerospace Holdings Ltd. (Ireland)
5.25%, 8/15/2022 (b)	5	5
4.50%, 3/15/2023 (b)	5	5
5.50%, 2/15/2024 (b)	5	6

		73

JPMorgan SmartSpendingSM 2015 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Containers & Packaging — 0.0% (f)
Graphic Packaging International LLC 1.51%, 4/15/2026 (b)	6	6

Diversified Financial Services — 0.0% (f)
Shell International Finance BV (Netherlands)
2.38%, 11/7/2029	7	7
3.13%, 11/7/2049	5	5

		12

Diversified Telecommunication Services — 0.2%
AT&T, Inc.
2.75%, 6/1/2031	21	21
3.50%, 6/1/2041	11	11
Verizon Communications, Inc.
2.10%, 3/22/2028	5	5
3.15%, 3/22/2030	10	11
2.65%, 11/20/2040	5	5
3.85%, 11/1/2042	11	11

		64

Electric Utilities — 0.5%
Duke Energy Corp. 3.40%, 6/15/2029	11	12
Edison International 5.75%, 6/15/2027	6	7
Emera US Finance LP (Canada) 4.75%, 6/15/2046	12	13
Evergy, Inc. 2.90%, 9/15/2029	11	11
Jersey Central Power & Light Co. 4.30%, 1/15/2026 (b)	7	8
New England Power Co. (United Kingdom) 2.81%, 10/6/2050 (b)	7	6
NRG Energy, Inc.
2.00%, 12/2/2025 (b)	5	5
2.45%, 12/2/2027 (b)	24	23
Pacific Gas and Electric Co.
(ICE LIBOR USD 3 Month + 1.38%), 1.57%, 11/15/2021 (c)	9	9
1.37%, 3/10/2023	10	10
3.75%, 8/15/2042 (g)	4	4
4.30%, 3/15/2045	1	1
PacifiCorp 4.15%, 2/15/2050	12	14
Southern California Edison Co. Series 20C, 1.20%, 2/1/2026	12	12

		135

Electrical Equipment — 0.0% (f)
Eaton Corp. 4.15%, 11/2/2042	7	8

Energy Equipment & Services — 0.0% (f)
Baker Hughes a GE Co. LLC 3.34%, 12/15/2027	7	7
Schlumberger Holdings Corp. 4.00%, 12/21/2025 (b)	7	8

		15

Entertainment — 0.0% (f)
Walt Disney Co. (The) 3.50%, 5/13/2040	11	12

Equity Real Estate Investment Trusts (REITs) — 0.7%
Alexandria Real Estate Equities, Inc. 3.38%, 8/15/2031	7	7
American Tower Corp.
1.50%, 1/31/2028	5	5
1.88%, 10/15/2030	27	24
3.10%, 6/15/2050	7	6
2.95%, 1/15/2051	4	4
Brixmor Operating Partnership LP 2.25%, 4/1/2028	10	10
Corporate Office Properties LP 2.75%, 4/15/2031	5	5
Crown Castle International Corp. 3.10%, 11/15/2029	7	7
CubeSmart LP 2.00%, 2/15/2031	11	10
Digital Realty Trust LP 3.70%, 8/15/2027	7	8
Equinix, Inc. 2.90%, 11/18/2026	11	12
Federal Realty Investment Trust 1.25%, 2/15/2026	7	7
Healthcare Trust of America Holdings LP
3.75%, 7/1/2027	3	3
2.00%, 3/15/2031	7	7
Healthpeak Properties, Inc. 2.88%, 1/15/2031	7	7
Mid-America Apartments LP 3.60%, 6/1/2027	3	3
Realty Income Corp. 1.80%, 3/15/2033	5	5
Scentre Group Trust 1 (Australia) 3.63%, 1/28/2026 (b)	14	15
UDR, Inc.
2.10%, 8/1/2032	7	6
1.90%, 3/15/2033	5	5
WP Carey, Inc. 2.40%, 2/1/2031	11	11

		167

Food & Staples Retailing — 0.2%
7-Eleven, Inc.
0.63%, 2/10/2023 (b)	15	14
0.95%, 2/10/2026 (b)	2	2
1.30%, 2/10/2028 (b)	2	2
2.50%, 2/10/2041 (b)	3	3
Alimentation Couche-Tard, Inc. (Canada) 2.95%, 1/25/2030 (b)	7	7
Kroger Co. (The) 3.95%, 1/15/2050	7	8
Sysco Corp. 2.40%, 2/15/2030	11	11

		47

JPMorgan SmartSpendingSM 2015 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Food Products — 0.1%
Conagra Brands, Inc. 1.38%, 11/1/2027	11	11
Mondelez International, Inc. 1.88%, 10/15/2032	11	10
Smithfield Foods, Inc. 3.00%, 10/15/2030 (b)	11	11
Tyson Foods, Inc. 3.55%, 6/2/2027	11	12

		44

Gas Utilities — 0.1%
Atmos Energy Corp.
0.63%, 3/9/2023	5	5
1.50%, 1/15/2031	11	10
CenterPoint Energy Resources Corp. 1.75%, 10/1/2030	11	10

		25

Health Care Equipment & Supplies — 0.1%
Becton Dickinson and Co. 4.67%, 6/6/2047	12	15
Zimmer Biomet Holdings, Inc. 3.55%, 3/20/2030	7	7

		22

Health Care Providers & Services — 0.3%
Anthem, Inc. 2.25%, 5/15/2030	7	7
Banner Health 1.90%, 1/1/2031	4	4
Bon Secours Mercy Health, Inc. Series 20-2, 3.21%, 6/1/2050	5	5
CVS Health Corp.
1.88%, 2/28/2031	19	18
4.88%, 7/20/2035	5	6
2.70%, 8/21/2040	7	6
HCA, Inc. 5.25%, 6/15/2026	23	26
MedStar Health, Inc. Series 20A, 3.63%, 8/15/2049	5	5
MultiCare Health System 2.80%, 8/15/2050	2	2
Quest Diagnostics, Inc. 2.80%, 6/30/2031	7	7
West Virginia United Health System Obligated Group Series 2020, 3.13%, 6/1/2050	20	19

		105

Hotels, Restaurants & Leisure — 0.0% (f)
Starbucks Corp. 3.35%, 3/12/2050	7	7

Household Durables — 0.0% (f)
DR Horton, Inc. 1.40%, 10/15/2027	11	11
Lennar Corp. 4.50%, 4/30/2024	2	2

		13

Household Products — 0.0% (f)
Kimberly-Clark Corp. 3.70%, 6/1/2043	7	7

Independent Power and Renewable Electricity Producers — 0.2%
Alexander Funding Trust 1.84%, 11/15/2023 (b)	15	15
Exelon Generation Co. LLC 3.25%, 6/1/2025	21	23
Southern Power Co. 5.15%, 9/15/2041	16	18

		56

Industrial Conglomerates — 0.1%
General Electric Co. 3.45%, 5/1/2027	22	23
Roper Technologies, Inc. 1.75%, 2/15/2031	7	7

		30

Insurance — 0.2%
American International Group, Inc. 4.38%, 6/30/2050	7	8
Athene Global Funding
0.95%, 1/8/2024 (b)	15	15
2.75%, 6/25/2024 (b)	7	7
1.45%, 1/8/2026 (b)	10	10
Brown & Brown, Inc. 2.38%, 3/15/2031	7	7
Empower Finance 2020 LP (Canada) 3.08%, 9/17/2051 (b)	7	7
New York Life Insurance Co. 3.75%, 5/15/2050 (b)	7	7
Teachers Insurance & Annuity Association of America 3.30%, 5/15/2050 (b)	7	7

		68

IT Services — 0.0% (f)
International Business Machines Corp. 4.00%, 6/20/2042	4	4

Leisure Products — 0.0% (f)
Hasbro, Inc. 3.90%, 11/19/2029	5	5

Machinery — 0.0% (f)
Otis Worldwide Corp. 3.11%, 2/15/2040	7	7

Media — 0.4%
Charter Communications Operating LLC
2.80%, 4/1/2031	21	21
3.50%, 6/1/2041	10	9
Comcast Corp.
1.50%, 2/15/2031	21	20

JPMorgan SmartSpendingSM 2015 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
3.25%, 11/1/2039	11	11
2.80%, 1/15/2051	11	10
Cox Communications, Inc. 1.80%, 10/1/2030 (b)	11	10
Discovery Communications LLC 3.63%, 5/15/2030	11	12
ViacomCBS, Inc.
4.38%, 3/15/2043	11	12
5.85%, 9/1/2043	3	4

		109

Metals & Mining — 0.1%
Glencore Funding LLC (Australia) 2.50%, 9/1/2030 (b)	12	12
Steel Dynamics, Inc. 1.65%, 10/15/2027	5	5
Vale Overseas Ltd. (Brazil) 3.75%, 7/8/2030	6	6

		23

Multiline Retail — 0.1%
Dollar General Corp. 4.13%, 4/3/2050	7	8
Kohl’s Corp.
9.50%, 5/15/2025	2	3
3.38%, 5/1/2031	6	6
Nordstrom, Inc. 4.25%, 8/1/2031 (b)	10	9

		26

Multi-Utilities — 0.0% (f)
WEC Energy Group, Inc. 1.38%, 10/15/2027	11	11

Oil, Gas & Consumable Fuels — 0.8%
Boardwalk Pipelines LP 4.45%, 7/15/2027	5	6
BP Capital Markets America, Inc.
3.63%, 4/6/2030	7	8
2.77%, 11/10/2050	11	9
Chevron Corp. 2.98%, 5/11/2040	7	7
Chevron USA, Inc. 3.25%, 10/15/2029	5	5
Cimarex Energy Co. 3.90%, 5/15/2027	5	5
ConocoPhillips 3.75%, 10/1/2027 (b)	7	8
Diamondback Energy, Inc. 3.25%, 12/1/2026	9	9
Enterprise Products Operating LLC 4.45%, 2/15/2043	7	8
Exxon Mobil Corp. 3.00%, 8/16/2039	11	11
Gray Oak Pipeline LLC
2.60%, 10/15/2025 (b)	14	15
3.45%, 10/15/2027 (b)	6	6
HollyFrontier Corp. 2.63%, 10/1/2023	7	7
Magellan Midstream Partners LP 3.95%, 3/1/2050	7	7
MPLX LP 2.65%, 8/15/2030	11	11
ONEOK, Inc. 2.20%, 9/15/2025	3	3
Phillips 66 Partners LP 3.55%, 10/1/2026	7	7
Pioneer Natural Resources Co. 1.90%, 8/15/2030	7	6
Plains All American Pipeline LP 4.65%, 10/15/2025	11	12
Sabine Pass Liquefaction LLC 5.63%, 3/1/2025	7	8
Suncor Energy, Inc. (Canada) 4.00%, 11/15/2047	7	7
Sunoco Logistics Partners Operations LP 3.90%, 7/15/2026	11	12
Tennessee Gas Pipeline Co. LLC 2.90%, 3/1/2030 (b)	11	11
Total Capital International SA (France) 2.99%, 6/29/2041	7	7
TransCanada PipeLines Ltd. (Canada) 4.10%, 4/15/2030	7	8

		203

Pharmaceuticals — 0.2%
Bristol-Myers Squibb Co.
3.40%, 7/26/2029	2	2
4.13%, 6/15/2039	5	6
2.35%, 11/13/2040	9	9
Merck & Co., Inc. 2.35%, 6/24/2040	7	6
Royalty Pharma plc 3.30%, 9/2/2040 (b)	11	11
Utah Acquisition Sub, Inc. 3.95%, 6/15/2026	11	12
Viatris, Inc. 3.85%, 6/22/2040 (b)	11	11

		57

Professional Services — 0.0% (f)
IHS Markit Ltd. 4.25%, 5/1/2029	10	11

Road & Rail — 0.1%
CSX Corp. 3.80%, 11/1/2046	5	5
Kansas City Southern 4.70%, 5/1/2048	3	4
Norfolk Southern Corp. 3.05%, 5/15/2050	5	5
Penske Truck Leasing Co. LP 1.20%, 11/15/2025 (b)	11	11
Union Pacific Corp. 3.55%, 8/15/2039	5	5

		30

Semiconductors & Semiconductor Equipment — 0.1%
Broadcom, Inc.

JPMorgan SmartSpendingSM 2015 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
1.95%, 2/15/2028 (b)	9	9
4.15%, 11/15/2030	23	25
Microchip Technology, Inc. 0.97%, 2/15/2024 (b)	10	10

		44

Software — 0.1%
Citrix Systems, Inc. 1.25%, 3/1/2026	5	5
Oracle Corp. 3.80%, 11/15/2037	17	17
VMware, Inc. 4.70%, 5/15/2030	11	13

		35

Specialty Retail — 0.1%
AutoZone, Inc. 3.63%, 4/15/2025	11	12
Lowe’s Cos., Inc. 3.70%, 4/15/2046	7	7
O’Reilly Automotive, Inc. 3.90%, 6/1/2029	7	8
Tractor Supply Co. 1.75%, 11/1/2030	8	7

		34

Technology Hardware, Storage & Peripherals — 0.1%
Dell International LLC 6.20%, 7/15/2030 (b)	18	22

Tobacco — 0.1%
Altria Group, Inc. 2.45%, 2/4/2032	10	10
BAT Capital Corp. (United Kingdom)
2.26%, 3/25/2028	13	12
3.73%, 9/25/2040	6	6

		28

Trading Companies & Distributors — 0.0% (f)
Air Lease Corp. 3.38%, 7/1/2025	5	5

Wireless Telecommunication Services — 0.1%
Rogers Communications, Inc. (Canada) 3.70%, 11/15/2049	7	7
T-Mobile USA, Inc.
2.55%, 2/15/2031 (b)	17	17
3.00%, 2/15/2041 (b)	11	10

		34

TOTAL CORPORATE BONDS (Cost $2,443)		2,342

U.S. TREASURY OBLIGATIONS — 7.6%
U.S. Treasury Bonds
1.13%, 8/15/2040	32	26
1.38%, 11/15/2040	7	6
1.38%, 8/15/2050	9	7
1.63%, 11/15/2050	58	48
U.S. Treasury Notes
1.38%, 1/31/2022 (h)	590	597
0.13%, 9/30/2022	485	485
0.13%, 9/15/2023	457	456
0.25%, 8/31/2025	371	362
0.38%, 11/30/2025	25	24
0.50%, 8/31/2027	224	213
0.63%, 11/30/2027	45	43
0.63%, 8/15/2030	2	2
0.88%, 11/15/2030	45	42

TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,351)		2,311

MORTGAGE-BACKED SECURITIES — 7.3%
FHLMC UMBS, 30 Year
Pool # ZL3032, 3.50%, 5/1/2042	10	11
Pool # QB4026, 2.50%, 10/1/2050	29	31
Pool # QB4045, 2.50%, 10/1/2050	19	20
Pool # QB4484, 2.50%, 10/1/2050	10	10
Pool # QB4542, 2.50%, 10/1/2050	10	10
Pool # RA4224, 3.00%, 11/1/2050	5	5
Pool # QB8503, 2.50%, 2/1/2051	15	15
FNMA UMBS, 30 Year
Pool # CA2826, 5.50%, 12/1/2048	28	32
Pool # FM3118, 3.00%, 5/1/2050	9	9
Pool # BQ2894, 3.00%, 9/1/2050	15	16
Pool # BQ3996, 2.50%, 10/1/2050	16	16
Pool # BQ5243, 3.50%, 10/1/2050	5	5
Pool # CA7398, 3.50%, 10/1/2050	18	20
Pool # CA8637, 4.00%, 1/1/2051	40	44
FNMA, Other
Pool # AN2009, 2.70%, 7/1/2026	20	20
Pool # BL8639, 1.09%, 4/1/2028	10	10
Pool # BL5457, 2.57%, 7/1/2029	10	11
Pool # BS0448, 1.27%, 12/1/2029	20	19
Pool # BL9748, 1.60%, 12/1/2029	5	5

JPMorgan SmartSpendingSM 2015 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # AN7593, 2.99%, 12/1/2029	5	5
Pool # AN8285, 3.11%, 3/1/2030	5	5
Pool # AM8544, 3.08%, 4/1/2030	5	5
Pool # BL9045, 1.58%, 7/1/2030	15	15
Pool # BL9251, 1.45%, 10/1/2030	20	19
Pool # BL9891, 1.37%, 12/1/2030	10	10
Pool # AN6149, 3.14%, 7/1/2032	15	16
Pool # BM3226, 3.44%, 10/1/2032 (i)	30	32
Pool # AN7923, 3.33%, 1/1/2033	10	11
Pool # AN9067, 3.51%, 5/1/2033	5	6
Pool # BL1012, 4.03%, 12/1/2033	5	6
Pool # BL0900, 4.08%, 2/1/2034	5	6
Pool # AN4430, 3.61%, 1/1/2037	9	10
FNMA/FHLMC UMBS, Single Family, 15 Year TBA, 2.00%, 5/25/2036 (j)	35	36
FNMA/FHLMC UMBS, Single Family, 30 Year TBA, 2.00%, 6/25/2051 (j)	660	656
GNMA II, 30 Year
Pool # BY3432, 3.50%, 9/20/2050	20	22
Pool # BR3929, 3.50%, 10/20/2050	10	11
Pool # BW1726, 3.50%, 10/20/2050	20	22
Pool # BS8546, 2.50%, 12/20/2050	35	36
Pool # BR3928, 3.00%, 12/20/2050	15	16
Pool # BU7538, 3.00%, 12/20/2050	15	16
Pool # MA7136, 2.50%, 1/20/2051	522	538
Pool # 785294, 3.50%, 1/20/2051	35	39
Pool # CA8452, 3.00%, 2/20/2051	40	43
Pool # CB1543, 3.00%, 2/20/2051	30	32
Pool # CA3588, 3.50%, 2/20/2051	28	31
Pool # CB1536, 3.50%, 2/20/2051	30	33
3.00%, 3/20/2051	10	11
Pool # CB1542, 3.00%, 3/20/2051	20	21
Pool # CB4433, 3.00%, 3/20/2051	35	37
Pool # CC0070, 3.00%, 3/20/2051	5	5
Pool # CC8723, 3.50%, 3/20/2051	35	38
Pool # CC0088, 4.00%, 3/20/2051	5	5
Pool # CC0092, 4.00%, 3/20/2051	5	5
3.00%, 4/20/2051	60	64
GNMA II, Other Pool # 785183, 2.93%, 10/20/2070 (i)	25	27

TOTAL MORTGAGE-BACKED SECURITIES (Cost $2,226)		2,199

ASSET-BACKED SECURITIES — 2.5%
American Airlines Pass-Through Trust
Series 2016-2, Class AA, 3.20%, 6/15/2028	20	20
Series 2016-3, Class AA, 3.00%, 10/15/2028	21	21
Series 2019-1, Class AA, 3.15%, 2/15/2032	15	15
American Credit Acceptance Receivables Trust
Series 2021-1, Class A, 0.35%, 5/13/2024 (b)	27	28
Series 2021-1, Class B, 0.61%, 3/13/2025 (b)	10	10
Series 2020-4, Class C, 1.31%, 12/14/2026 (b)	15	15
AmeriCredit Automobile Receivables Trust
Series 2018-3, Class D, 4.04%, 11/18/2024	15	16
Series 2020-3, Class B, 0.76%, 12/18/2025	10	10
Series 2020-3, Class C, 1.06%, 8/18/2026	5	5
CarMax Auto Owner Trust
Series 2019-3, Class C, 2.60%, 6/16/2025	15	16
Series 2020-4, Class C, 1.30%, 8/17/2026	5	5
Carvana Auto Receivables Trust
Series 2019-4A, Class D, 3.07%, 7/15/2025 (b)	35	36
Series 2020-P1, Class C, 1.32%, 11/9/2026	15	15
DataBank Issuer Series 2021-1A, Class A2, 2.06%, 2/27/2051 (b)	25	25
Drive Auto Receivables Trust Series 2020-1, Class D, 2.70%, 5/17/2027	35	36
DT Auto Owner Trust
Series 2021-1A, Class A, 0.35%, 1/15/2025 (b)	13	13
Series 2021-1A, Class C, 0.84%, 10/15/2026 (b)	10	10

JPMorgan SmartSpendingSM 2015 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Exeter Automobile Receivables Trust
Series 2021-1A, Class A3, 0.34%, 3/15/2024	10	10
Series 2021-1A, Class B, 0.50%, 2/18/2025	20	20
FHF Trust Series 2021-1A, Class A, 1.27%, 3/15/2027 (b)	35	35
First Investors Auto Owner Trust
Series 2017-2A, Class C, 3.00%, 8/15/2023 (b)	16	16
Series 2018-1A, Class C, 3.69%, 6/17/2024 (b)	23	23
Series 2021-1A, Class A, 0.45%, 3/16/2026 (b)	14	14
Series 2021-1A, Class B, 0.89%, 3/15/2027 (b)	10	10
Flagship Credit Auto Trust
Series 2021-1, Class A, 0.31%, 6/16/2025 (b)	19	19
Series 2021-1, Class B, 0.68%, 2/16/2027 (b)	10	10
Series 2020-4, Class C, 1.28%, 2/16/2027 (b)	10	10
GLS Auto Receivables Issuer Trust Series 2020-4A, Class B, 0.87%, 12/16/2024 (b)	10	10
GLS Auto Receivables Trust Series 2018-2A, Class B, 3.71%, 3/15/2023 (b)	10	10
GM Financial Consumer Automobile Receivables Trust Series 2018-1, Class A4, 2.46%, 7/17/2023	4	4
Pagaya AI Debt Selection Trust Series 2021-1, Class A, 1.18%, 11/15/2027 (b)	100	100
Prestige Auto Receivables Trust Series 2020-1A, Class C, 1.31%, 11/16/2026 (b)	15	15
Santander Consumer Auto Receivables Trust
Series 2021-AA, Class A3, 0.33%, 10/15/2025 (b)	10	10
Series 2021-AA, Class B, 0.71%, 8/17/2026 (b)	10	10
Santander Drive Auto Receivables Trust
Series 2019-3, Class D, 2.68%, 10/15/2025	19	20
Series 2020-4, Class C, 1.01%, 1/15/2026	10	10
United Airlines Pass-Through Trust
Series 2016-2, Class B, 3.65%, 10/7/2025	4	3
Series 2019-2, Class B, 3.50%, 5/1/2028	10	10
Series 2016-2, Class A, 3.10%, 10/7/2028	4	4
Series 2018-1, Class A, 3.70%, 3/1/2030	9	9
United Auto Credit Securitization Trust Series 2021-1, Class C, 0.84%, 6/10/2026 (b)	20	20
Westlake Automobile Receivables Trust
Series 2020-3A, Class C, 1.24%, 11/17/2025 (b)	10	10
Series 2020-3A, Class D, 1.65%, 2/17/2026 (b)	10	10
Series 2021-1A, Class C, 0.95%, 3/16/2026 (b)	30	30

TOTAL ASSET-BACKED SECURITIES (Cost $746)		748

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.8%
FNMA, REMIC Series 2019-7, Class CA, 3.50%, 11/25/2057	51	54
Seasoned Credit Risk Transfer Trust
Series 2020-3, Class M5TW, 3.00%, 5/25/2060‡	21	22
Series 2020-3, Class TTW, 3.00%, 5/25/2060‡	27	28
VOLT XCIII LLC Series 2021-NPL2, Class A1, 1.89%, 2/27/2051 (b) (g)	94	94
VOLT XCVII LLC Series 2021-NPL6, Class A1, 2.24%, 4/25/2051 (b) (g)	35	35

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $234)		233

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.4%
ACRE Commercial Mortgage Ltd. (Cayman Islands)
Series 2021-FL4, Class A, 0.94%, 12/18/2037 (b) (i)	15	14
Series 2021-FL4, Class AS, 1.21%, 12/18/2037 (b) (i)	10	10
BPR Trust Series 2021-KEN, Class A, 1.36%, 2/15/2029 (b) (i)	20	20
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K-1511, Class A1, 3.28%, 10/25/2030	14	16
Series K-1510, Class A2, 3.72%, 1/25/2031	5	6
FNMA ACES
Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	10	10
Series 2021-M3, Class X1, IO, 2.01%, 11/25/2033 (i)	100	14

JPMorgan SmartSpendingSM 2015 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
FREMF Mortgage Trust Series 2017-K728, Class C, 3.65%, 11/25/2050 (b) (i)	10	11
KKR Industrial Portfolio Trust Series 2021-KDIP, Class B, 0.91%, 12/15/2037 ‡ (b) (i)	10	10

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $112)		111

	Shares (000)

SHORT-TERM INVESTMENTS - 5.7%
INVESTMENT COMPANIES - 5.7%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.04% (a) (k) (Cost $1,742)	1,742	1,742

Total Investments - 102.5% (Cost $29,302)		31,081
Liabilities in Excess of Other Assets - (2.5)%		(751)

Net Assets - 100.0%		30,330

Percentages indicated are based on net assets.

Abbreviations

ACES	Alternative Credit Enhancement Securities
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

JPMorgan SmartSpendingSM 2015 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of March 31, 2021.
(d)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of March 31, 2021.
(e)	Security is an interest bearing note with preferred security characteristics.
(f)	Amount rounds to less than 0.1% of net assets.
(g)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of March 31, 2021.
(h)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(i)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of March 31, 2021.
(j)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(k)	The rate shown is the current yield as of March 31, 2021.
‡	Value determined using significant unobservable inputs.

Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as the respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

Futures contracts outstanding as of March 31, 2021 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	5	06/2021	EUR	227	5
FTSE 100 Index	2	06/2021	GBP	184	(1)
MSCI Emerging Markets E-Mini Index	2	06/2021	USD	132	(1)
Russell 1000 E-Mini Index	12	06/2021	USD	895	(2)
Russell 2000 E-Mini Index	4	06/2021	USD	445	(24)
TOPIX Index	1	06/2021	JPY	177	6
U.S. Treasury 10 Year Note	7	06/2021	USD	918	(22)

					(39)

Short Contracts
Long Gilt	(3)	06/2021	GBP	(528)	— (a)
S&P 500 E-Mini Index	(2)	06/2021	USD	(397)	(1)

					(1)

					(40)

JPMorgan SmartSpendingSM 2015 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Abbreviations

EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
JPY	Japanese Yen
MSCI	Morgan Stanley Capital International
TOPIX	Tokyo Stock Price Index
USD	United States Dollar
(a)	Amount rounds to less than one thousand.

JPMorgan SmartSpendingSM 2015 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan SmartSpendingSM 2015 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$748	$—	$748
Collateralized Mortgage Obligations	—	183	50	233
Commercial Mortgage-Backed Securities	—	101	10	111
Corporate Bonds	—	2,342	—	2,342
Exchange-Traded Funds	7,921	—	—	7,921
Investment Companies	13,474	—	—	13,474
Mortgage-Backed Securities	—	2,199	—	2,199
U.S. Treasury Obligations	—	2,311	—	2,311
Short-Term Investments
Investment Companies	1,742	—	—	1,742

Total Investments in Securities	$23,137	$7,884	$60	$31,081

Appreciation in Other Financial Instruments
Futures Contracts	$11	$—	$—	$11
Depreciation in Other Financial Instruments
Futures Contracts	(51)	—	—	(51)

Total Net Appreciation/Depreciation in Other Financial Instruments	$(40)	$—	$—	$(40)

B. Investment Transactions with Affiliates - The Fund invested in Underlying Funds and ETFs which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into such Underlying Funds and ETFs. Reinvestment amounts are included in the purchase cost amounts in the table below.

	For the period ended March 31, 2021
Security Description	Value at June 30, 2020	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2021	Shares at March 31, 2021	Dividend Income		Capital Gain Distributions
JPMorgan BetaBuilders International Equity ETF(a)	$2,774	$316		$757	$97		$544	$2,974	52	$39		$—
JPMorgan BetaBuilders MSCI US REIT ETF(a)	317	398		195	(10)		61	571	7	7		—
JPMorgan Core Bond Fund Class R6 Shares	3,410	17		3,446	188		(169)	—	—	17		—
JPMorgan Corporate Bond Fund Class R6 Shares(a)	1,462	51		—	—		(47)	1,466	141	28		23
JPMorgan Emerging Markets Debt Fund Class R6 Shares(a)	—	598		—	—		(29)	569	73	4		—
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares(a)	122	457		—	—		(9)	570	73	10		—
JPMorgan Equity Index Fund Class R6 Shares(a)	4,280	833		2,232	350		615	3,846	64	52		—
JPMorgan Floating Rate Income Fund Class R6 Shares(a)	—	384		—	—		— (b)	384	43	2		—
JPMorgan High Yield Fund Class R6 Shares(a)	885	2,010		1,969	49		102	1,077	150	59		—
JPMorgan High Yield Research Enhanced ETF(a)	—	1,825		219	—	(b)	(3)	1,603	31	14		1
JPMorgan Income Fund Class R6 Shares(a)	1,121	227		670	11		44	733	77	36		1
JPMorgan Inflation Managed Bond Fund Class R6 Shares(a)	2,110	168		44	1		63	2,298	214	34		—
JPMorgan Managed Income Fund Class L Shares(a)	20	—	(b)	—	—		— (b)	20	2	—	(b)	—	(b)
JPMorgan Short Duration Core Plus Fund Class R6 Shares(a)	2,962	225		716	16		25	2,512	256	39		4
JPMorgan U.S. Aggregate Bond ETF(a)	5,396	513		5,030	132		(185)	826	31	43		6
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.04%(a)(c)	899	12,714		11,871	—		—	1,742	1,742	—	(b)	—

Total	$25,758	$20,736		$27,149	$834		$1,012	$21,191		$384		$35

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.

(b)	Amount rounds to less than one thousand.

(c)	The rate shown is the current yield as of March 31, 2021.